Financial Assets and Liabilities - Summary of Trade Receivables (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Expected credit losses [member]
Disclosure of Trade receivables [line items]
Reversal of expected loss as a consequence of COVID-19 pandemic	R$ 14,000